Intangible assets, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Software	103,509	109,495
Less: accumulated amortization	(58,648)	(70,656)
Intangible assets, net	44,861	38,839

	As of December 31,
	2021	2022
	RMB	RMB
Software	69,840	103,509
Less: accumulated amortization	(38,718)	(58,648)
Intangible assets, net	31,122	44,861

Schedule of amortization of intangible assets was allocated as follows

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Selling and marketing expenses	254	3
General and administrative expenses	4,670	4,899
Research and development expenses	6,840	7,105
Total amortization	11,764	12,007

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	96	77	—
Selling and marketing expenses	1,027	876	257
General and administrative expenses	2,535	5,845	9,730
Research and development expenses	16,820	15,089	14,045
Total amortization	20,478	21,887	24,032